Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2024-2

Collection Period	05/01/24-05/31/24
Determination Date	6/10/2024
Distribution Date	6/17/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,561,130,350.98
2.	Collections allocable to Principal		$50,889,925.38
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$145,964.59
5.	Pool Balance on the close of the last day of the related Collection Period		$1,510,094,461.01
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		82,444
7.	Initial Pool Balance		$1,612,091,400.06
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$258,039,665.48	$207,003,775.51
	b. Class A-2a Note Balance	$410,000,000.00	$410,000,000.00
	c. Class A-2b Floating Rate Note Balance	$125,000,000.00	$125,000,000.00
	d. Class A-3 Note Balance	$535,000,000.00	$535,000,000.00
	e. Class A-4 Note Balance	$88,790,000.00	$88,790,000.00
	f. Class B Note Balance	$50,790,000.00	$50,790,000.00
	g. Class C Note Balance	$48,370,000.00	$48,370,000.00
	h. Class D Note Balance	$33,050,000.00	$33,050,000.00
	i. Note Balance (sum a - h)	$1,549,039,665.48	$1,498,003,775.51
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.8350798	0.6699151
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9681498	0.9362524
10.	Overcollateralization Target Amount		$12,090,686
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$12,090,686
12.	Weighted Average Coupon		11.08%
13.	Weighted Average Original Term	months	65.85
14.	Weighted Average Remaining Term	months	56.69
15.	30 day Average SOFR for the accrual period ending 8/14/2023		5.32371%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2023		5.90371%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$14,463,456.12
	b. Liquidation Proceeds allocable to Finance Charge		$136.60
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$14,463,592.72
18.	Principal:
	a. Collections allocable to Principal		$50,889,925.38
	b. Liquidation Proceeds allocable to Principal		$105,620.82
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$50,995,546.20
19.	Total Finance Charge and Principal Collections (17d + 18d)		$65,459,138.92
20.	Interest Income from Collection Account		$245,211.03
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$65,704,349.95

Available Funds
23.	Available Collections	$65,704,349.95
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$65,704,349.95
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,300,941.96
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,300,941.96
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$1,308,519.14
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$1,308,519.14
	e. Class A-2a Monthly Interest	$1,930,416.67
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,930,416.67
	i. Class A-2b Monthly Interest	$676,466.77
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$676,466.77
	m. Class A-3 Monthly Interest	$2,452,083.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$2,452,083.33
	q. Class A-4 Monthly Interest	$407,694.08
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$407,694.08
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$240,829.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$240,829.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$235,400.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$235,400.67
34.	Tertiary Principal Distributable Amount	$5,895,204.47
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$176,817.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$176,817.50

36.	Quaternary Principal Distributable Amount	$33,050,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$47,674,373.84
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$12,090,685.50
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$14,463,592.72
	b. Total Daily Deposits of Principal Collections	$50,995,546.20
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$245,211.03
	e. Total Deposits to Collection Account (sum a - d)	$65,704,349.95
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,300,941.96
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$58,464,117.38
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,939,290.61
	f. Total Withdrawals from Collection Account (sum a - e)	$65,704,349.95
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$1,308,519.14
	b. Class A-2a Interest Distribution	$1,930,416.67
	c. Class A-2b Interest Distribution	$676,466.77
	d. Class A-3 Interest Distribution	$2,452,083.33
	e. Class A-4 Interest Distribution	$407,694.08
	f. Class B Interest Distribution	$240,829.25
	g. Class C Interest Distribution	$235,400.67
	h. Class D Interest Distribution	$176,817.50
	i. Class A-1 Principal Distribution	$51,035,889.97
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$58,464,117.38
46.	Withdrawals
	a. Class A-1 Distribution	$52,344,409.11
	b. Class A-2a Distribution	$1,930,416.67
	c. Class A-2b Distribution	$676,466.77
	d. Class A-3 Distribution	$2,452,083.33
	e. Class A-4 Distribution	$407,694.08
	f. Class B Distribution	$240,829.25
	g. Class C Distribution	$235,400.67
	h. Class D Distribution	$176,817.50
	i. Total Withdrawals from Note Payment Account (sum a - h)	$58,464,117.38

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$5,939,290.61
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$5,939,290.61
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$4,030,228.50
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$4,030,228.50
51.	Investment Earnings	$17,799.87
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$4,048,028.37
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$17,799.87
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$4,030,228.50
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,300,941.96
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$58,464,117.38
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$5,939,290.61
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$17,799.87
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$52,344,409.11
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$1,930,416.67
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$676,466.77
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$2,452,083.33
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$407,694.08
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$240,829.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$235,400.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$176,817.50
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$5,939,290.61

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	872	$20,327,953.66
	b. 61 to 90 days past due	198	$4,745,713.29
	c. 91 to 120 days past due	2	$81,393.21
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,072	$25,155,060.16
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.6658%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	5	$145,964.59
77.	Recoveries	5	$105,757.42
78.	Net Losses (Ln 76 - Ln 77)		$40,207.17
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0026%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	5	$145,964.59
81.	Recoveries	5	$105,757.42
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$40,207.17
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0025%
84.	Average Net Loss on Defaulted Receivables		$8,041.43

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$6,332,296.56
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,561,130,350.98
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.41%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 10, 2024

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer